General principles for the preparation of the consolidated financial statements - Additional Information (Detail) - EUR (€) € in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Apr. 09, 2024	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2026	Jan. 31, 2026	Jan. 29, 2026	Nov. 30, 2025	Nov. 21, 2025	Jun. 30, 2025	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2022
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Operating profit/(loss)					€ (18,815)	€ (6,269)	€ (9,499)
Current portion of lease liabilities					9,480	10,350
Gross profit					€ 103,410	115,702	112,855
Decrease in revenue percentage					3.32%
Total revenue					€ 308,217	318,797	328,618
Decline in revenue					10,580
Finance income (cost)					(10,370)	(8,818)	(8,470)
Profit/(loss) for the year			€ 5,089	€ 5,089	(30,592)	(15,382)	(16,162)
Total equity					25,882	58,208	€ 73,288									€ 92,556
current liabilities exceeded current assets					(22,275)
Amount paid back to parent's majority shareholder		€ 2,500			10,000	2,500
Notional amount											€ 5,000			€ 2,500	€ 3,000
Long-term debt					30,346	18,720
Long-term borrowings					23,095	14,188
Cash and cash equivalents					20,320	20,322
Current portion of long-term borrowings					7,251	4,532
Bank overdrafts and short-term borrowings					22,197	23,327
Commitment fee					0
Undrawn credit facility					4,445	€ 30,640
Events After Reporting Period
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Sale of properties									€ 7,115
Amount paid back to parent's majority shareholder	€ 12,500
Refund of custom duties								€ 2,000
Photovoltaic Plant [Member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Net carrying amount					1,105
Photovoltaic Plant [Member] | Events After Reporting Period
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Sale of properties									€ 7,115	€ 7,115
Parent [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Proceeds from borrowings					€ 10,000
Long-term debt												€ 15,000	€ 15,000,000